Income Taxes - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected income tax benefit at the federal statutory rate					$ (8,502)	$ (1,309)
State taxes, net of federal benefit					(42)	(2)
Research and development credit, net						(208)
Deferred tax on conversion to a corporation						907
Non-deductible items					2,129	3
Partnership loss						676
Other						1
Change in valuation allowance					6,262	85
Total provision for income taxes	$ 3	$ 153	$ 3	$ (150)	$ (153)	$ 153